UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-09135

        Nuveen New York Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            09/30

Date of reporting period:         12/31/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen New York Dividend Advantage Municipal Fund (NAN)
	December 31, 2006
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Discretionary – 0.4% (0.2% of Total Investments)
$ 500	New York City Industrial Development Agency, New York, Liberty Revenue Bonds,	9/15 at 100.00	BBB–	$519,615
	IAC/InterActiveCorp, Series 2005, 5.000%, 9/01/35

	Consumer Staples – 2.8% (1.9% of Total Investments)
40	New York Counties Tobacco Trust I, Tobacco Settlement Pass-Through Bonds, Series 2000B,	6/10 at 101.00	BBB	40,918
	5.800%, 6/01/23
445	New York Counties Tobacco Trust II, Tobacco Settlement Pass-Through Bonds, Series 2001,	6/11 at 101.00	BBB	459,262
	5.250%, 6/01/25
895	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	938,085
	Series 2002, 5.375%, 5/15/33
365	Rensselaer Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed	6/12 at 100.00	BBB	375,833
	Bonds, Series 2001A, 5.200%, 6/01/25
	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
1,030	4.750%, 6/01/22	6/16 at 100.00	BBB	1,048,695
1,125	5.000%, 6/01/26	6/16 at 100.00	BBB	1,153,429

3,900	Total Consumer Staples			4,016,222

	Education and Civic Organizations – 15.1% (10.0% of Total Investments)
120	Cattaraugus County Industrial Development Agency, New York, Revenue Bonds, St. Bonaventure	5/16 at 100.00	BBB–	124,666
	University, Series 2006, 5.000%, 5/01/23
1,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	No Opt. Call	AAA	1,084,980
	Facilities, Series 2003B, 5.250%, 7/01/32 (Mandatory put 7/01/13) – XLCA Insured
845	Dormitory Authority of the State of New York, Revenue Bonds, City University of New York,	No Opt. Call	AAA	971,497
	Series 2005A, 5.500%, 7/01/18 – FGIC Insured
500	Dormitory Authority of the State of New York, Revenue Bonds, Fashion Institute of Technology,	7/10 at 101.00	AAA	531,440
	Series 2000, 5.375%, 7/01/20 – FSA Insured
1,250	Dormitory Authority of the State of New York, Revenue Bonds, Marymount Manhattan College,	7/09 at 101.00	AA	1,329,588
	Series 1999, 6.250%, 7/01/29 – RAAI Insured
	Dormitory Authority of the State of New York, Revenue Bonds, Pratt Institute, Series 1999:
1,750	6.000%, 7/01/20 – RAAI Insured	7/09 at 102.00	AA	1,867,600
750	6.000%, 7/01/28 – RAAI Insured	7/09 at 102.00	AA	800,123
370	Hempstead Town Industrial Development Agency, New York, Revenue Bonds, Adelphi University,	10/15 at 100.00	A–	388,293
	Civic Facility Project, Series 2005, 5.000%, 10/01/35
	Kenmore Housing Authority, New York, Revenue Bonds, State University of New York at Buffalo
	Student Apartment Project, Series 1999A:
3,050	5.500%, 8/01/19 – RAAI Insured	8/09 at 102.00	AA	3,210,918
2,750	5.500%, 8/01/24 – RAAI Insured	8/09 at 102.00	AA	2,896,878
3,070	Monroe County Industrial Development Agency, New York, Civic Facility Revenue Bonds, St. John	6/09 at 102.00	AA	3,215,303
	Fisher College, Series 1999, 5.375%, 6/01/24 – RAAI Insured
330	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, St.	10/14 at 100.00	A–	343,639
	Francis College, Series 2004, 5.000%, 10/01/34
1,800	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, YMCA of	2/11 at 100.00	A–	1,868,544
	Greater New York, Series 2002, 5.250%, 8/01/21
250	New York City Industrial Development Agency, New York, Revenue Bonds, Queens Baseball Stadium,	1/17 at 100.00	AAA	267,150
	Series 2006, 5.000%, 1/01/36 – AMBAC Insured
450	New York City Industrial Development Authority, New York, Revenue Bonds, Yankee Stadium	9/16 at 100.00	AAA	480,006
	Project, Series 2006, 5.000%, 3/01/36 – MBIA Insured
500	New York City Trust for Cultural Resources, New York, Revenue Bonds, Museum of American Folk	7/10 at 101.00	A	539,740
	Art, Series 2000, 6.000%, 7/01/22 – ACA Insured
1,500	Niagara County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Niagara	11/11 at 101.00	AA	1,611,960
	University, Series 2001A, 5.350%, 11/01/23 – RAAI Insured

20,285	Total Education and Civic Organizations			21,532,325

	Financials – 0.5% (0.3% of Total Investments)
600	Liberty Development Corporation, New York, Goldman Sachs Headquarter Revenue Bonds, Series	No Opt. Call	AA–	696,252
	2005, 5.250%, 10/01/35

	Health Care – 34.9% (23.0% of Total Investments)
	Albany Industrial Development Agency, New York, Revenue Bonds, Albany Medical Center,
	Series 1999:
1,120	6.000%, 5/01/19	5/09 at 101.00	N/R	1,143,878
1,460	6.000%, 5/01/29	5/09 at 101.00	N/R	1,486,981
2,385	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds,	2/09 at 101.00	AAA	2,477,490
	Memorial Hospital of William F. and Gertrude F. Jones Inc., Series 1999, 5.250%, 8/01/19 –
	MBIA Insured
4,825	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds,	8/09 at 101.00	AAA	5,062,873
	Montefiore Medical Center, Series 1999, 5.450%, 8/01/29 – AMBAC Insured
	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds,
	Victory Memorial Hospital, Series 1999:
2,015	5.250%, 8/01/15 – MBIA Insured	8/09 at 101.00	AAA	2,099,167
2,000	5.375%, 8/01/25 – MBIA Insured	8/09 at 101.00	AAA	2,099,080
625	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore	2/15 at 100.00	AAA	661,388
	Hospital, Series 2004, 5.000%, 8/01/29 – FGIC Insured
2,000	Dormitory Authority of the State of New York, FHA-Insured Nursing Home Mortgage Revenue Bonds,	2/15 at 100.00	AA	2,064,440
	Gurwin Jewish Geriatric Center of Long Island, Series 2005A, 4.900%, 2/15/41
2,600	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, St. Lukes Roosevelt	8/15 at 100.00	AA	2,704,286
	Hospital, Series 2005, 4.900%, 8/15/31
	Dormitory Authority of the State of New York, Insured Revenue Bonds, Franciscan Health
	Partnership Obligated Group – Frances Shervier Home and Hospital, Series 1997:
2,000	5.500%, 7/01/17 – RAAI Insured	7/07 at 102.00	AA	2,055,440
2,000	5.500%, 7/01/27 – RAAI Insured	7/07 at 102.00	AA	2,055,400
2,000	Dormitory Authority of the State of New York, Revenue Bonds, Catholic Health Services of Long	7/10 at 101.00	Baa1	2,167,480
	Island Obligated Group – St. Catherine of Siena Medical Center, Series 2000A, 6.500%, 7/01/20
	Dormitory Authority of the State of New York, Revenue Bonds, Lenox Hill Hospital Obligated
	Group, Series 2001:
165	5.375%, 7/01/20	7/11 at 101.00	Ba2	172,872
500	5.500%, 7/01/30	7/11 at 101.00	Ba2	523,895
1,500	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan Kettering Cancer	7/16 at 100.00	AA	1,593,855
	Center, Series 2006-1, 5.000%, 7/01/35
1,575	Dormitory Authority of the State of New York, Revenue Bonds, Mount Sinai NYU Health Obligated	7/10 at 101.00	BBB	1,695,677
	Group, Series 2000A, 6.500%, 7/01/25
250	Dormitory Authority of the State of New York, Revenue Bonds, Mount Sinai NYU Health, Series	7/08 at 100.00	Ba1	255,225
	2000C, 5.500%, 7/01/26
2,435	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian	8/14 at 100.00	AAA	2,660,554
	Hospital, Series 2004A, 5.250%, 8/15/15 – FSA Insured
1,000	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish	11/16 at 100.00	A3	1,044,030
	Obligated Group, Series 2005A, 5.000%, 11/01/34
500	Dormitory Authority of the State of New York, Revenue Bonds, South Nassau Communities	7/13 at 100.00	Baa1	531,695
	Hospital, Series 2003B, 5.500%, 7/01/23
600	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop-South Nassau University	7/13 at 100.00	Baa1	634,554
	Hospital Association, Series 2003A, 5.500%, 7/01/32
1,850	Dormitory Authority of the State of New York, Secured Hospital Revenue Refunding Bonds,	2/08 at 101.50	AAA	1,910,680
	Wyckoff Heights Medical Center, Series 1998H, 5.300%, 8/15/21 – MBIA Insured
905	East Rochester Housing Authority, New York, Senior Living Revenue Bonds, Woodland Village	8/16 at 101.00	N/R	932,738
	Project, Series 2006, 5.500%, 8/01/33
420	Livingston County Industrial Development Agency, New York, Civic Facility Revenue Bonds,	7/10 at 100.00	BB	436,082
	Nicholas H. Noyes Hospital, Series 2005, 6.000%, 7/01/30
1,750	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds, Series	2/13 at 100.00	AAA	1,874,635
	2003A, 5.250%, 2/15/22 – AMBAC Insured
580	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Staten	7/12 at 100.00	B2	596,623
	Island University Hospital, Series 2001B, 6.375%, 7/01/31
100	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Staten	7/12 at 101.00	B2	105,904
	Island University Hospital, Series 2002C, 6.450%, 7/01/32
4,000	Ulster County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Kingston	11/09 at 101.00	A2	4,155,960
	Hospital, Series 1999, 5.650%, 11/15/24
3,595	Yates County Industrial Development Agency, New York, FHA-Insured Civic Facility Mortgage	8/09 at 101.00	AAA	3,788,159
	Revenue Bonds, Soldiers and Sailors Memorial Hospital, Series 1999A, 5.650%, 2/01/39
650	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John’s Riverside Hospital,	7/11 at 101.00	B+	701,968
	Series 2001A, 7.125%, 7/01/31

47,405	Total Health Care			49,693,009

	Housing/Multifamily – 5.2% (3.4% of Total Investments)
2,585	New York City Housing Development Corporation, New York, Capital Fund Program Revenue Bonds,	7/15 at 100.00	AAA	2,759,255
	Series 2005A, 5.000%, 7/01/25 – FGIC Insured
3,000	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	5/11 at 101.00	AA	3,124,170
	Series 2001A, 5.500%, 11/01/31
750	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	5/14 at 100.00	AA	790,290
	Series 2004A, 5.250%, 11/01/30
680	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	11/15 at 100.00	AA	690,513
	Series 2005F-1, 4.750%, 11/01/35

7,015	Total Housing/Multifamily			7,364,228

	Housing/Single Family – 3.4% (2.3% of Total Investments)
645	Guam Housing Corporation, Mortgage-Backed Securities Program Single Family Mortgage Revenue	No Opt. Call	AAA	704,379
	Bonds, Series 1998A, 5.750%, 9/01/31 (Alternative Minimum Tax)
1,350	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 130, 4.650%, 4/01/27	4/15 at 100.00	Aa1	1,358,654
	(Alternative Minimum Tax)
1,960	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 82, 5.650%, 4/01/30	10/09 at 100.00	Aa1	1,975,504
	(Alternative Minimum Tax)
840	New York State Mortgage Agency, Mortgage Revenue Bonds, Thirty-Third Series A, 4.750%, 4/01/23	4/13 at 101.00	Aaa	852,844
	(Alternative Minimum Tax)

4,795	Total Housing/Single Family			4,891,381

	Long-Term Care – 5.0% (3.3% of Total Investments)
	Appleridge Retirement Community Inc., New York, GNMA Collateralized Mortgage Revenue Bonds,
	Series 1999:
1,150	5.700%, 9/01/31	9/09 at 102.00	Aaa	1,223,635
1,250	5.750%, 9/01/41	9/09 at 102.00	Aaa	1,331,613
600	Dormitory Authority of the State of New York, GNMA Collateralized Revenue Bonds, Cabrini of	2/17 at 103.00	AA	655,668
	Westchester Project, Series 2006, 5.200%, 2/15/41
375	Dormitory Authority of the State of New York, Non-State Supported Debt, Ozanam Hall of Queens	11/16 at 100.00	Aa3	393,248
	Nursing Home Revenue Bonds, Series 2006, 5.000%, 11/01/31
250	Dormitory Authority of the State of New York, Revenue Bonds, Providence Rest, Series 2005,	7/15 at 100.00	A	258,663
	5.000%, 7/01/35 – ACA Insured
750	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	7/11 at 101.00	N/R	800,678
	Needs Facilities Pooled Program, Series 2001A-1, 7.250%, 7/01/16
2,325	Yonkers Industrial Development Agency, New York, FHA-Insured Mortgage Revenue Bonds, Michael	2/09 at 101.00	AAA	2,410,723
	Malotz Skilled Nursing Pavilion, Series 1999, 5.450%, 2/01/29 – MBIA Insured

6,700	Total Long-Term Care			7,074,228

	Tax Obligation/General – 12.3% (8.1% of Total Investments)
	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006:
2,370	4.500%, 2/15/47 – MBIA Insured (UB)	2/17 at 100.00	AAA	2,365,521
600	5.000%, 2/15/47 – FGIC Insured (UB)	2/17 at 100.00	AAA	638,931
4,950	New York City, New York, General Obligation Bonds, Fiscal Series 1999J, 5.125%, 5/15/29 –	5/09 at 101.00	AAA	5,132,507
	MBIA Insured
1,000	New York City, New York, General Obligation Bonds, Fiscal Series 2004C, 5.250%, 8/15/16	8/14 at 100.00	AA–	1,084,850
	New York City, New York, General Obligation Bonds, Fiscal Series 2004E:
1,500	5.000%, 11/01/19 – FSA Insured	11/14 at 100.00	AAA	1,610,445
600	5.000%, 11/01/20 – FSA Insured	11/14 at 100.00	AAA	643,338
800	Northern Mariana Islands, General Obligation Bonds, Series 2000A, 6.000%, 6/01/20 – ACA Insured	6/10 at 100.00	A	842,952
	Rochester, New York, General Obligation Bonds, Series 1999:
720	5.250%, 10/01/18 – MBIA Insured	No Opt. Call	AAA	813,456
720	5.250%, 10/01/19 – MBIA Insured	No Opt. Call	AAA	818,071
2,280	Rockland County, New York, General Obligation Bonds, Series 1999, 5.600%, 10/15/16	10/09 at 101.00	AA–	2,460,804
	United Nations Development Corporation, New York, Senior Lien Revenue Bonds, Series 2004A:
500	5.250%, 7/01/23	1/08 at 100.00	A3	506,545
500	5.250%, 7/01/24	1/08 at 100.00	A3	506,545

16,540	Total Tax Obligation/General			17,423,965

	Tax Obligation/Limited – 32.9% (21.4% of Total Investments)
1,000	Battery Park City Authority, New York, Senior Revenue Bonds, Series 2003A, 5.250%, 11/01/21	11/13 at 100.00	AAA	1,083,420
1,155	Buffalo Fiscal Stability Authority, New York, Sales Tax Revenue State Aid Secured Bonds,	9/15 at 100.00	AAA	1,244,836
	Series 2005A, 5.000%, 9/01/18 – MBIA Insured
590	Dormitory Authority of the State of New York, Department of Health Revenue Bonds, Series	7/15 at 100.00	AAA	642,062
	2005A, 5.250%, 7/01/24 – CIFG Insured
35	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health	8/10 at 100.00	AAA	37,530
	Services Facilities, Series 2000D, 5.875%, 8/15/18 – FSA Insured
500	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities	2/15 at 100.00	AAA	529,575
	Improvements, Series 2005B, 5.000%, 2/15/30 – AMBAC Insured
1,000	Dormitory Authority of the State of New York, Service Contract Bonds, Child Care Facilities	4/12 at 100.00	AA–	1,062,730
	Development Program, Series 2002, 5.375%, 4/01/19
185	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	197,896
	2005F, 5.000%, 3/15/21 – FSA Insured
	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series
	2006C:
400	5.000%, 12/15/31 (UB)	12/16 at 100.00	AAA	428,176
7,050	5.000%, 12/15/35 (UB)	12/16 at 100.00	AAA	7,543,676
550	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo	5/14 at 100.00	AAA	618,470
	City School District, Series 2004, 5.750%, 5/01/26 – FSA Insured
	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2002A:
2,000	5.250%, 11/15/25 – FSA Insured	11/12 at 100.00	AAA	2,143,780
2,000	5.000%, 11/15/30	11/12 at 100.00	AA	2,084,060
	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds,
	Series 2002A:
1,700	5.750%, 1/01/17	No Opt. Call	AA–	1,951,651
1,000	5.125%, 1/01/29	7/12 at 100.00	AA–	1,056,620
1,130	Monroe Newpower Corporation, New York, Power Facilities Revenue Bonds, Series 2003,	1/13 at 102.00	BBB	1,187,811
	5.500%, 1/01/34
	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local
	Government Assistance Corporation, Series 2004A:
1,000	5.000%, 10/15/24 – MBIA Insured	10/14 at 100.00	AAA	1,066,680
1,100	5.000%, 10/15/25 – MBIA Insured	10/14 at 100.00	AAA	1,172,600
810	5.000%, 10/15/26 – MBIA Insured	10/14 at 100.00	AAA	862,342
1,875	5.000%, 10/15/29 – AMBAC Insured	10/14 at 100.00	AAA	1,991,006
1,670	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	2/13 at 100.00	AAA	1,761,249
	Series 2003E, 5.000%, 2/01/23
700	New York Convention Center Development Corporation, Hotel Unit Fee Revenue Bonds, Series 2005,	11/15 at 100.00	AAA	738,934
	5.000%, 11/15/44 – AMBAC Insured
1,000	New York State Environmental Facilities Corporation, Infrastructure Revenue Bonds, Series	3/14 at 100.00	AA–	1,057,230
	2003A, 5.000%, 3/15/21
1,190	New York State Housing Finance Agency, State Personal Income Tax Revenue Bonds, Economic	9/15 at 100.00	AAA	1,261,900
	Development and Housing, Series 2006A, 5.000%, 3/15/36
3,400	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second Generation,	No Opt. Call	AAA	3,952,942
	Series 2005B, 5.500%, 4/01/20 – AMBAC Insured
	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and
	State Contingency Contract-Backed Bonds, Series 2003A-1:
4,000	5.250%, 6/01/20 – AMBAC Insured	6/13 at 100.00	AAA	4,300,520
2,000	5.250%, 6/01/22 – AMBAC Insured	6/13 at 100.00	AAA	2,143,220
1,000	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and	6/13 at 100.00	AA–	1,088,610
	State Contingency Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/21
3,345	Suffolk County Judicial Facilities Agency, New York, Service Agreement Revenue Bonds, John P.	10/09 at 101.00	AAA	3,515,093
	Colahan Court Complex, Series 1999, 5.250%, 10/15/15 – AMBAC Insured

43,385	Total Tax Obligation/Limited			46,724,619

	Transportation – 13.9% (9.1% of Total Investments)
700	Albany Parking Authority, New York, Revenue Bonds, Series 2001A, 5.625%, 7/15/25	7/11 at 101.00	BBB+	746,207
1,000	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds,	11/12 at 100.00	AAA	1,068,080
	Series 2002A, 5.125%, 11/15/22 – FGIC Insured
1,750	New York City Industrial Development Agency, New York, American Airlines-JFK International	8/16 at 101.00	B	2,150,995
	Airport Special Facility Revenue Bonds, Series 2005, 7.750%, 8/01/31 (Alternative Minimum Tax)
1,000	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, JFK	8/12 at 101.00	B	1,191,440
	Airport – American Airlines Inc., Series 2002B, 8.500%, 8/01/28 (Alternative Minimum Tax)
450	New York City Industrial Development Authority, New York, JetBlue,, 5.000%, 5/15/20	5/12 at 100.00	B	446,382
	(Alternative Minimum Tax)
865	New York State Thruway Authority, General Revenue Bonds, Series 2005F, 5.000%, 1/01/30 –	1/15 at 100.00	AAA	917,367
	AMBAC Insured
	New York State Thruway Authority, General Revenue Bonds, Series 2005G:
700	5.000%, 1/01/30 – FSA Insured	7/15 at 100.00	AAA	745,633
2,100	5.000%, 1/01/32 – FSA Insured	7/15 at 100.00	AAA	2,232,237
500	Niagara Frontier Airport Authority, New York, Airport Revenue Bonds, Buffalo Niagara	4/09 at 101.00	AAA	523,610
	International Airport, Series 1999A, 5.625%, 4/01/29 – MBIA Insured (Alternative Minimum Tax)
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth
	Series 2005:
800	5.000%, 12/01/19 – FSA Insured	6/15 at 101.00	AAA	866,976
1,300	5.000%, 12/01/28 – XLCA Insured	6/15 at 101.00	AAA	1,387,503
615	5.000%, 12/01/31 – XLCA Insured	6/15 at 101.00	AAA	654,139
3,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Twentieth	10/07 at 101.00	AAA	3,075,360
	Series 2000, 5.750%, 10/15/26 – MBIA Insured (Alternative Minimum Tax)
1,000	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Series 2001A,	1/12 at 100.00	Aa2	1,068,820
	5.250%, 1/01/16
2,500	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Refunding Bonds,	11/12 at 100.00	Aa2	2,640,400
	Series 2002B, 5.000%, 11/15/21

18,280	Total Transportation			19,715,149

	U.S. Guaranteed – 17.0% (11.2% of Total Investments) (4)
510	Erie County Tobacco Asset Securitization Corporation, New York, Senior Tobacco Settlement	7/10 at 101.00	AAA	553,365
	Asset-Backed Bonds, Series 2000, 6.000%, 7/15/20 (Pre-refunded 7/15/10)
885	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 1998A,	6/08 at 101.00	AAA	913,249
	5.125%, 12/01/22 (Pre-refunded 6/01/08) – FSA Insured
1,250	Metropolitan Transportation Authority, New York, Commuter Facilities Revenue Bonds, Series	7/07 at 102.00	AAA	1,283,713
	1997B, 5.000%, 7/01/20 – AMBAC Insured (ETM)
5,520	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1999A,	10/14 at 100.00	AAA	6,105,672
	5.250%, 4/01/23 (Pre-refunded 10/01/14) – FSA Insured
	Monroe Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed
	Bonds, Series 2000:
265	6.000%, 6/01/15 (Pre-refunded 6/01/10)	6/10 at 101.00	AAA	287,241
1,520	6.150%, 6/01/25 (Pre-refunded 6/01/10)	6/10 at 101.00	AAA	1,625,990
620	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	7/10 at 102.00	N/R (4)	690,116
	Needs Facilities Pooled Program, Series 2000, 8.125%, 7/01/19 (Pre-refunded 7/01/10)
50	New York City, New York, General Obligation Bonds, Fiscal Series 1999J, 5.125%, 5/15/29	5/09 at 101.00	AAA	52,268
	(Pre-refunded 5/15/09) – MBIA Insured
160	New York Counties Tobacco Trust I, Tobacco Settlement Pass-Through Bonds, Series 2000B,	6/10 at 101.00	AAA	172,677
	5.800%, 6/01/23 (Pre-refunded 6/01/10)
1,000	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second Generation,	4/13 at 100.00	AAA	1,089,580
	Series 2003A, 5.250%, 4/01/23 (Pre-refunded 4/01/13) – MBIA Insured
1,000	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, State	3/12 at 100.00	AAA	1,072,060
	Facilities and Equipment, Series 2002A, 5.125%, 3/15/27 (Pre-refunded 3/15/12)
3,000	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Series 1997A,	1/22 at 100.00	Aa2 (4)	3,451,230
	5.250%, 1/01/28 (Pre-refunded 1/01/22)
2,250	TSASC Inc., New York, Tobacco Flexible Amortization Bonds, Series 1999-1, 6.250%, 7/15/27	7/09 at 101.00	AAA	2,415,668
	(Mandatory put 7/15/19) (Pre-refunded 7/15/09)
600	Utica Industrial Development Agency, New York, Revenue Bonds, Utica College, Series 2004A,	6/09 at 101.00	N/R (4)	647,982
	6.875%, 12/01/34 (Pre-refunded 6/01/09)
750	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 1999A, 6.500%,	10/10 at 101.00	BBB+ (4)	828,788
	10/01/24 (Pre-refunded 10/01/10)
1,250	Westchester Tobacco Asset Securitization Corporation, New York, Tobacco Settlement	7/10 at 101.00	AAA	1,388,050
	Asset-Backed Bonds, Series 1999, 6.750%, 7/15/29 (Pre-refunded 7/15/10)
1,400	Yonkers Industrial Development Agency, New York, Revenue Bonds, Community Development	2/11 at 100.00	BBB– (4)	1,558,508
	Properties – Yonkers Inc. Project, Series 2001A, 6.625%, 2/01/26 (Pre-refunded 2/01/11)

22,030	Total U.S. Guaranteed			24,136,157

	Utilities – 6.5% (4.3% of Total Investments)
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
2,500	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	AAA	2,677,325
2,500	5.000%, 12/01/24 – FGIC Insured	6/16 at 100.00	AAA	2,675,325
2,000	New York State Power Authority, General Revenue Bonds, Series 2000A, 5.250%, 11/15/30	11/10 at 100.00	Aa2	2,100,620
465	New York State Power Authority, General Revenue Bonds, Series 2006A, 5.000%, 11/15/19 –	11/15 at 100.00	AAA	502,181
	FGIC Insured
250	Niagara County Industrial Development Agency, New York, Solid Waste Disposal Facility Revenue	11/11 at 101.00	Baa3	262,855
	Bonds, American Ref-Fuel Company of Niagara LP, Series 2001C, 5.625%, 11/15/24 (Mandatory put
	11/15/14) (Alternative Minimum Tax)
600	Niagara County Industrial Development Agency, New York, Solid Waste Disposal Facility Revenue	11/11 at 101.00	Baa3	635,790
	Refunding Bonds, American Ref-Fuel Company of Niagara LP, Series 2001B, 5.550%, 11/15/24
	(Mandatory put 11/15/13) (Alternative Minimum Tax)
370	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Nissequogue	No Opt. Call	N/R	369,290
	Cogeneration Partners Facility, Series 1998, 4.875%, 1/01/08 (Alternative Minimum Tax)

8,685	Total Utilities			9,223,386

	Water and Sewer – 2.3% (1.5% of Total Investments)
1,130	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/12 at 100.00	AA+	1,219,033
	Bonds, Fiscal Series 2003A, 5.375%, 6/15/19
1,955	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water	11/12 at 100.00	AAA	2,116,353
	Revolving Funds Revenue Bonds, Pooled Loan Issue, Series 2002F, 5.250%, 11/15/17

3,085	Total Water and Sewer			3,335,386

$ 203,205	Total Investments (cost $205,930,275) – 152.2%			216,345,922

	Floating Rate Obligations – (4.9%)			(7,000,000)

	Other Assets Less Liabilities – 1.2%			1,842,335

	Preferred Shares, at Liquidation Value – (48.5)%			(69,000,000)

	Net Assets Applicable to Common Shares – 100%			$142,188,257

Forward Swaps outstanding at December 31, 2006:
		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (5)	Date	(Depreciation)

Morgan Stanley	$4,500,000	Pay	3-Month USD-LIBOR	5.771%	Semi-Annually	7/20/07	7/20/34	$291,831

USD-LIBOR (United States Dollar-London Inter-Bank Offered Rate)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard &
Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No.140.

At December 31, 2006, the cost of investments was $198,853,636.

Gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 2006, were as follows:

Gross unrealized:
Appreciation	$10,535,839
Depreciation	(42,935)

Net unrealized appreciation (depreciation) of investments	$10,492,904

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen New York Dividend Advantage Municipal Fund

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         March 1, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         March 1, 2007

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        March 1, 2007

* Print the name and title of each signing officer under his or her signature.